Equity settled share-based payments - Option activities (Details) - Share option	6 Months Ended	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding at the beginning | shares	5,701,396	8,918,492	12,400,836	11,014,000
Number of options, granted | shares				4,703,500
Number of options, exercised | shares	(427,492)	(1,376,096)	(1,783,180)	(747,664)
Number of options, forfeited | shares	(104,800)	(1,841,000)	(1,699,164)	(2,569,000)
Number of options, outstanding at the end | shares	5,169,104	5,701,396	8,918,492	12,400,836
Number of options, exercisable at the end | shares	2,237,104	2,114,496	1,888,574	1,128,336
Number of options, non-vested at the end | shares	2,932,000	3,586,900	7,029,918	11,272,500
Weighted-average exercise price, outstanding at the beginning (in dollars per share)	$ 0.036	$ 0.036	$ 0.036	$ 0.036
Weighted-average exercise price, granted (in dollars per share)				0.036
Weighted-average exercise price, exercised (in dollars per share)	0.036	0.035	0.036	0.036
Weighted-average exercise price, forfeited (in dollars per share)	0.036	0.036	0.036	0.036
Weighted-average exercise price, outstanding at the end (in dollars per share)	0.036	0.036	0.036	0.036
Weighted-average exercise price, exercisable at the end (in dollars per share)	0.036	0.036	0.036	0.036
Weighted-average exercise price, non-vested at the end (in dollars per share)	0.036	0.036	0.036	0.036
Weighted-average grant date fair value, outstanding at the beginning (in dollars per share)	3.72	3.67	3.71	3.08
Weighted-average grant date fair value, granted (in dollars per share)				4.89
Weighted-average grant date fair value, exercised (in dollars per share)	4.20	3.90	3.64	3.08
Weighted-average grant date fair value, forfeited (in dollars per share)	4.74	3.33	4.01	3.10
Weighted-average grant date fair value, outstanding at the end (in dollars per share)	3.66	3.72	3.67	3.71
Weighted-average grant date fair value, exercisable at the end (in dollars per share)	3.57	3.36	3.39	3.08
Weighted-average grant date fair value, non-vested at the end (in dollars per share)	$ 3.73	$ 3.94	$ 3.74	$ 3.78